Debt (Publicly Issued Senior Unsecured Notes) - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2006	Dec. 31, 2007	Apr. 30, 2009	Aug. 31, 2001	Sep. 30, 2011	Mar. 16, 2007
Debt And Credit Agreements [Line Items]
Proceeds from debt	$ 148,307,000	$ 2,540,063,000	$ 2,540,063,000	$ 2,225,082,000
Repayment of debt	797,028,000	2,239,538,000	2,261,061,000	2,924,745,000	30,150,000
Senior unsecured notes due 2016 [Member] | 2016 Notes [Member]
Debt And Credit Agreements [Line Items]
Face value of debt instruments at the time of issuance						400,000,000
Debt Instrument, maturity date			Mar. 15, 2016
Debt instrument interest rate						6.35%					8.35%
Proceeds from debt						397,000,000
Interest paid							29,000,000
Description of total amount of repayment due on an annual basis			Under the terms of the 2016 Notes, we paid $29 million in interest charges in 2007 and are obligated to pay $34 million per year afterwards until 2016.
Senior unsecured notes due 2016 [Member] | Two Thousand Eleven Notes [Member]
Debt And Credit Agreements [Line Items]
Face value of debt instruments at the time of issuance									400,000,000
Debt Instrument, maturity date			Aug. 01, 2011
Debt instrument interest rate									7.35%
Proceeds from debt									397,000,000
Repayment of debt								76,000,000		324,000,000
Interest paid										12,000,000
Bridge Loan [Member]
Debt And Credit Agreements [Line Items]
Repayment of debt						$ 400,000,000